CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (4,979,690)	$ (2,674,790)	$ (7,162,908)	$ (90,249)
Adjustments to reconcile net loss to net cash used in
Depreciation and amortization	62,643	30,320	68,080	0
Bad debt expense			38,352	7,651
Impairment of intangible asset			139,700	0
Amortization of debt discount	2,088,129	428,142	1,019,319	0
Stock issued for services	147,812	500,000	500,000	0
Stock-based compensation	584,375	329,738	1,982,795	0
Shares issued for financing costs	(4,156,291)	0	368,118	0
Change in fair value of derivative liability	(3,107,808)	0	(140,532)	0
Operating expenses paid by shareholder			0	35,000
Changes in operating assets and liabilities:
Accounts receivable	0	(11,360)	2,455	(31,279)
Contract assets	298,615	(87,105)	(684,185)
Inventory	0	(546,384)
Prepaid expenses and other current assets	(268,269)	(509,053)	(395,953)
Accounts payable	(50,683)	(86,402)	250,330	58,891
Accrued expenses	121,158	175,491	1,258,353	(19,659)
Customer deposits	257,761	1,114,154
Net cash used in operating activities	(689,666)	(1,337,249)	(2,756,076)	(39,645)
Investing activities
Purchase of property and equipment	(42,618)	0	(4,805)	0
Cash received from merger and acquisition			0	217,459
Purchase of intangible assets	(400,000)	0
Net cash provided by investing activities	(442,618)	0	(4,805)	217,459
Financing activities
Proceeds from issuance of notes payable	0	1,350,000	2,455,000	0
Proceeds from issuance of convertible notes payable	2,614,950	0
Repayment of notes payable	(470,800)	0
Proceeds from issuance of common stock	0	150,000	150,000	0
Net cash provided by financing activities	2,144,150	1,500,000	2,605,000	0
Net increase in cash	1,011,866	162,751	(155,881)	177,814
Cash - beginning of period	96,308	252,189	252,189	74,375
Cash - end of period	1,108,174	414,940	96,308	252,189
Cash paid for income taxes	0	0	0	0
Cash paid for interest	106,903	32,141	74,515	0
Supplemental schedule of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	2,564,950	0
Shares issued for settlement of accrued interest	14,101	0
Accrued interest settled through note payable	78,929	0
Settlement of derivative liability	5,895,190	0
Shares issued for intangible assets	250,000	0
Shares issued for property and equipment	57,507	0
Returnable shares issued in connection with notes payable	120	0	16	0
Return of returnable shares issued in connection with notes payable	136	0
Discount on notes payable from derivative liability	1,563,929	0	525,000	0
Discount on note payable from issuance of warrants	28,334	799,128
Original issuance discount on note payable	$ 0	$ 135,000	1,142,378	0
Original issuance discount on notes payable			175,000	0
Warrants issued for intangible assets			119,383	0
Guaranteed interest on note payable			30,800	0
Common shares issued for conversion of SAFE investments			0	175,000
Assets and liabilities from merger			0	418,442
Assets and liabilities from acquisition			$ 0	$ 1,183,588